Supplemental Information - Change in Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Additional information [abstract]
Trade receivables	$ (117,297)	$ (54,963)
Prepaids and other assets	(76,882)	(113)
Trade payables	236,560	42,337
Share-based compensation liability	(18,340)	48,375
Dividends payable	18,381	0
Non-cash working capital acquired	(230,012)	0
Trade and other receivables/payables	(187,590)	35,636
Changes in non-cash working capital related to:
Change in non-cash working capital	(220,895)	26,072
Financing activities	(3,068)	0
Investing activities	46,810	9,401
Transfers from equity	0	4,791
Foreign currency translation on non-cash working capital	(10,437)	(4,628)
Changes in non-cash working capital	$ (187,590)	$ 35,636